Subsequent events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent events

Covid-19

As of the report date of these consolidated financial statements the Covid-19 pandemic has not had a material effect on the operations of the Company. The Company has made provisions so employees can work from home, suspended all travel, international travelers are to self-isolate for 14 days after return to Canada, and hygiene and social distancing policies are in effect if present in the office. NXT continues to communicate with employees and customers via available communication methods such as tele-conferences and on-line video conferencing.

Demand for our services and prospective revenues may become adversely impacted the longer the Covid-19 Pandemic continues. The impact of the continuation of the Covid-19 Pandemic may hamper our ability to deliver SFD® surveys contracts in the following ways. If restrictions on international travel continue, our aircraft and personal will not be able to perform surveys. An outbreak of the virus among our staff or our customers’ personnel would delay any survey in progress. Business development may be delayed when in-person meetings and technical presentations may be a superior delivery method.